COMMITMENTS AND CONTINGENCIES (Details Narrative 2) - USD ($)			3 Months Ended
	Aug. 13, 2015	Aug. 10, 2015	Sep. 30, 2015
Three Year Employment Agreements [Member]
Commitment And Contingencies [Line Items]
Annual base salary		$ 300,000
Bonus received		$ 100,000
Three Year Employment Agreements [Member] | Minimum [Member]
Commitment And Contingencies [Line Items]
Percentage of targeted bonus		0.20%
Three Year Employment Agreements [Member] | Maximum [Member]
Commitment And Contingencies [Line Items]
Percentage of targeted bonus		2.00%
Consulting Agreements [Member]
Commitment And Contingencies [Line Items]
Consulting fee payable	$ 50,000
Additional consulting fee payable	$ 20,000
Maryland and New Jersey [Member]
Commitment And Contingencies [Line Items]
Amount deposited for lease			$ 18,500
Payments for leasing costs			56,124
Maryland and New Jersey [Member] | Lease Payment One [Member]
Commitment And Contingencies [Line Items]
Lease payment			18,812
Maryland and New Jersey [Member] | Lease Payment Two [Member]
Commitment And Contingencies [Line Items]
Lease payment			37,624
Ft. Lauderdale, FL [Member]
Commitment And Contingencies [Line Items]
Lease payment			45,000
Amount deposited for lease			8,309
Payments for leasing costs			$ 53,309